Nuance Mid Cap Value Fund
Schedule of Investments
7/31/2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.0%
Consumer Staples - 17.5%
Beiersdorf AG - ADR	9,418,316	$224,155,921
Brown-Forman Corp. - Class B	123,468	8,756,351
Calavo Growers, Inc.	451,604	25,443,369
Cal-Maine Foods, Inc. (a)	2,735,496	95,441,456
Henkel AG & Co. KGaA - ADR	370,131	8,461,195
Kimberly-Clark Corp.	892,614	121,145,572
Mission Produce, Inc. *	836,298	16,199,092
Sanderson Farms, Inc.	956,441	178,701,436
		678,304,392
Financials - 20.0%
Alleghany Corp. *	68,359	45,328,853
Chubb Ltd.	566,648	95,616,184
Everest Re Group, Ltd.	467,206	118,123,693
Hartford Financial Services Group Inc.	529,671	33,697,669
MetLife, Inc.	589,472	34,012,534
Northern Trust Corp.	1,177,145	132,840,813
Reinsurance Group of America, Inc.	288,632	31,801,474
TowneBank	347,926	10,371,674
Travelers Companies, Inc.	1,365,196	203,304,988
UMB Financial Corp.	273,000	25,552,800
Valley National Bancorp	2,058,228	26,530,559
W.R. Berkley Corp.	217,573	15,919,816
		773,101,057
Healthcare - 18.8%
Baxter International, Inc.	2,232,581	172,690,140
Bioventus, Inc. *	694,152	10,821,830
Dentsply Sirona, Inc.	1,075,108	71,000,132
ICU Medical, Inc. *	687,004	139,661,043
Merit Medical Systems, Inc. *	152,647	10,699,028
Smith & Nephew - ADR	4,230,652	173,160,587
Universal Health Services, Inc. - Class B	421,923	67,680,669
Zimmer Biomet Holdings, Inc.	489,093	79,927,578
		725,641,007
Industrials - 3.9%
Aerojet Rocketdyne Holdings, Inc.	376,149	17,746,710
Mueller Water Products, Inc. - Class A	4,632,056	68,647,070
Northrop Grumman Corp.	156,870	56,946,947
Werner Enterprises, Inc.	197,074	9,008,253
		152,348,980
Information Technology - 1.5%
Amphenol Corp. - Class A	815,376	59,106,606
Materials - 0.5%
US Concrete, Inc. *	258,375	18,812,284
Real Estate - 9.1%
AvalonBay Communities, Inc.	45,383	10,339,609
Boston Properties, Inc.	173,076	20,315,661
Cousins Properties, Inc.	994,923	39,518,342
Equity Commonwealth (a)	7,240,999	190,365,863
Healthcare Realty Trust, Inc.	2,524,509	80,481,347
Monmouth Real Estate Investment Corp. - Class A	497,555	9,473,447
		350,494,269
Utilities - 11.7%
American Water Works Co., Inc.	61,864	10,523,685
Avista Corp.	1,263,782	54,127,783
California Water Service Group	560,229	35,115,154
Essential Utilities, Inc.	1,417,965	69,650,441
IDACORP, Inc.	90,628	9,556,723
Pennon Group PLC - ADR	213,549	7,685,640
SJW Group (a)	1,613,381	111,210,352
United Utilities Group PLC - ADR	5,129,023	155,588,913
		453,458,691
Total Common Stocks
(Cost $2,819,815,731)		3,211,267,286

CONVERTIBLE PREFERRED STOCKS - 6.0%
Healthcare - 4.1%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	2,794,061	157,082,109
Utilities - 1.9%
Essential Utilities, Inc., 6.000%, 4/30/2022	1,204,850	73,074,152
Total Convertible Preferred Stocks
(Cost $212,329,974)		230,156,261

PREFERRED STOCKS - 2.7%
Financials - 2.7%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	241,509	6,668,063
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	675,362	18,207,760
US Bancorp, Series B, 3.500% (Call 07/22/2021 @ $25.00)	2,621,919	66,124,797
US Bancorp, Series F, 6.500% (Call 01/15/2022 @ $25.00)	487,494	12,621,220
(Cost $98,364,649)		103,621,840

SHORT-TERM INVESTMENT - 8.8%
First American Government Obligations Fund, Class X, 0.03%^
(Cost $342,345,609)	342,345,609	342,345,609

Total Investments - 100.5%
(Cost $3,472,855,963)		3,887,390,996
Other Assets and Liabilities, Net - (0.5%)		(18,867,560)
Total Net Assets - 100.0%		$3,868,523,436

(a)	Represents an affiliated company as defined by the Investment Company Act of 1940.
*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of July 31, 2021.
ADR	- American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,211,267,286	$-	$-	$3,211,267,286
Convertible Preferred Stocks	230,156,261	-	-	230,156,261
Preferred Stocks	103,621,840	-	-	103,621,840
Short-Term Investment	342,345,609	-	-	342,345,609
Total Investments	$3,887,390,996	$-	$-	$3,887,390,996

Refer to the Schedule of Investments for further information on the classification of investments.